Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,580	$ 4,466	$ 4,676	$ 13,615	$ 13,493
Non-interest income	3,510	3,463	3,123	10,384	10,297
Total revenue	8,090	7,929	7,799	23,999	23,790
Provision for credit losses	819	709	412	2,166	853
Non-interest expenses	4,562	4,576	4,191	13,602	12,573
Provision for income taxes	497	485	602	2,088	2,283
Net income	2,212	2,159	2,594	6,143	8,081
Net income attributable to non-controlling interests in subsidiaries	21	26	54	87	220
Net income attributable to equity holders of the Bank	2,191	2,133	2,540	6,056	7,861
Average assets	1,402,000	1,390,000	1,295,000	1,391,000	1,265,000
Average liabilities	1,323,000	1,313,000	1,222,000	1,314,000	1,192,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	2,468	2,340	2,361	7,194	6,638
Non-interest income	748	794	758	2,320	2,258
Total revenue	3,216	3,134	3,119	9,514	8,896
Provision for credit losses	307	218	93	743	46
Non-interest expenses	1,448	1,457	1,385	4,354	3,991
Provision for income taxes	399	399	428	1,208	1,266
Net income	1,062	1,060	1,213	3,209	3,593
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	1,062	1,060	1,213	3,209	3,593
Average assets	450,000	451,000	437,000	450,000	424,000
Average liabilities	376,000	367,000	337,000	367,000	328,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	2,118	2,007	1,759	6,024	5,094
Non-interest income	728	745	660	2,275	2,129
Total revenue	2,846	2,752	2,419	8,299	7,223
Provision for credit losses	516	436	325	1,356	875
Non-interest expenses	1,491	1,479	1,295	4,406	3,848
Provision for income taxes	192	172	122	533	512
Net income	647	665	677	2,004	1,988
Net income attributable to non-controlling interests in subsidiaries	19	23	52	80	213
Net income attributable to equity holders of the Bank	628	642	625	1,924	1,775
Average assets	241,000	239,000	209,000	236,000	203,000
Average liabilities	184,000	181,000	155,000	178,000	149,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	207	209	200	629	558
Non-interest income	1,129	1,091	1,112	3,330	3,534
Total revenue	1,336	1,300	1,312	3,959	4,092
Provision for credit losses	2	2	5	5	5
Non-interest expenses	843	818	796	2,463	2,461
Provision for income taxes	123	124	133	380	424
Net income	368	356	378	1,111	1,202
Net income attributable to non-controlling interests in subsidiaries	2	3	2	7	7
Net income attributable to equity holders of the Bank	366	353	376	1,104	1,195
Average assets	34,000	34,000	33,000	34,000	32,000
Average liabilities	40,000	41,000	48,000	41,000	48,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	337	384	405	1,175	1,138
Non-interest income	1,006	968	747	3,023	2,680
Total revenue	1,343	1,352	1,152	4,198	3,818
Provision for credit losses	(6)	53	(15)	62	(77)
Non-interest expenses	758	752	655	2,283	1,978
Provision for income taxes	157	146	134	499	490
Net income	434	401	378	1,354	1,427
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	434	401	378	1,354	1,427
Average assets	493,000	488,000	443,000	487,000	440,000
Average liabilities	450,000	446,000	419,000	450,000	409,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	(550)	(474)	(49)	(1,407)	65
Non-interest income	(101)	(135)	(154)	(564)	(304)
Total revenue	(651)	(609)	(203)	(1,971)	(239)
Provision for credit losses	0		4	0	4
Non-interest expenses	22	70	60	96	295
Provision for income taxes	(374)	(356)	(215)	(532)	(409)
Net income	(299)	(323)	(52)	(1,535)	(129)
Net income attributable to non-controlling interests in subsidiaries	0			0
Net income attributable to equity holders of the Bank	(299)	(323)	(52)	(1,535)	(129)
Average assets	184,000	178,000	173,000	184,000	166,000
Average liabilities	$ 273,000	$ 278,000	$ 263,000	$ 278,000	$ 258,000